UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  March 31, 2016

Item 1. Reports to Stockholders.

Semi-Annual	SHENKMAN FLOATING RATE
Report	HIGH INCOME FUND
March 31, 2016	SHENKMAN SHORT DURATION
HIGH INCOME FUND

Each a series of Advisors Series Trust (the “Trust”)

SHENKMAN	Institutional
FLOATING RATE	Class
HIGH INCOME FUND	(SFHIX)

SHENKMAN				Institutional
SHORT DURATION	Class A	Class C	Class F	Class
HIGH INCOME FUND	(SCFAX)	(SCFCX)	(SCFFX)	(SCFIX)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-SHENKMAN (1-855-743-6562)

SHENKMAN FUNDS

EXPENSE EXAMPLE
March 31, 2016 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested in the Class A, Class C, Class F, and Institutional Shares at the beginning of the period and held for the entire period from October 1, 2015 to March 31, 2016 for the Short Duration High Income Fund and from the period October 1, 2015 through March 31, 2016 for the Floating Rate High Income Fund.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as

SHENKMAN FUNDS

EXPENSE EXAMPLE – Continued
March 31, 2016 (Unaudited)

sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Shenkman Floating Rate High Income Fund
Actual
Total Fund	$1,000.00	$ 996.10	$2.69

Hypothetical (5% return
before expenses)
Total Fund	$1,000.00	$1,022.30	$2.73

(1)
Shenkman Floating Rate High Income Fund expenses are equal to the Funds’ annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of -0.39% as of March 31, 2016.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Shenkman Short Duration High Income Fund
Actual
Class A	$1,000.00	$1,005.70	$4.96
Class C	$1,000.00	$1,002.10	$8.51
Class F	$1,000.00	$1,007.90	$3.56
Institutional Class	$1,000.00	$1,008.40	$3.26

Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,020.05	$5.00
Class C	$1,000.00	$1,016.45	$8.62
Class F	$1,000.00	$1,021.45	$3.59
Institutional Class	$1,000.00	$1,021.75	$3.29

(2)
Shenkman Short Duration High Income Fund Class A, Class C, Class F, and Institutional Class expenses are equal to the fund shares’ annualized expense ratio of 0.99%, 1.70%, 0.71% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 0.57% for Class A, 0.21% for Class C, 0.79% for Class F, and 0.84% for the Institutional Class as of March 31, 2016.

SHENKMAN FLOATING RATE HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2016 (Unaudited)

TOP TEN HOLDINGS	% Net Assets
Patheon, Inc., 4.25%, 03/11/2021	1.09%
Avago Technologies Cayman Ltd., 4.00%, 11/13/2022	1.07%
BJ’s Warehouse Club, Inc., 4.50%, 09/26/2019	1.06%
Brickman Group Ltd., LLC, 4.00%, 12/18/2020	1.05%
NRG Energy, Inc., 7.63%, 01/15/2018	1.01%
ADS Waste Holdings, Inc., 3.75%, 10/09/2019	1.01%
Cablevision Systems Corp., 8.63%, 09/15/2017	1.01%
Pinnacle Entertainment, Inc., 7.50%, 04/15/2021	0.99%
T-Mobile USA, Inc., 6.464%, 04/28/2019	0.97%
Community Health Systems, Inc., 8.00%, 11/15/2019	0.93%

The portfolio’s holdings and allocations are subject to change, and exclude short term investments. The percentages are of total net assets as of March 31, 2016.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 83.80%

Aerospace & Defense – 2.14%
B/E Aerospace, Inc.
4.00%, 12/16/2021 (a)	$1,877,732	$1,887,516
CPI International, Inc.
4.25%, 11/17/2017 (a)	1,208,907	1,181,707
Sequa Corp. 5.25%, 06/19/2017 (a)	2,612,606	1,820,111
TransDigm Group, Inc.
3.75%, 06/04/2021 (a)	491,250	485,372
TransDigm, Inc. 3.50%, 05/13/2022 (a)	252,440	249,127
		5,623,833
Automotive – 2.70%
Affinia Group, Inc. 4.75%, 04/27/2020 (a)	676,435	676,858
American Tire Distributors, Inc.
5.25%, 09/01/2021 (a)	696,482	695,177
Camping World 5.75%, 02/20/2020 (a)	1,350,974	1,326,204
Federal-Mogul Corp. 4.75%, 04/15/2021 (a)	694,534	632,276
KAR Auction Services, Inc.
4.188%, 03/03/2023 (a)	650,000	652,977
Metaldyne, LLC 3.75%, 10/20/2021 (a)	845,938	837,128
Navistar, Inc. 6.50%, 08/17/2017 (a)	872,813	801,351
Tower Automotive Holdings USA, LLC
4.00%, 04/23/2020 (a)	853,728	849,459
Velocity Pooling Vehicle
5.00%, 05/14/2021 (a)(d)	1,143,144	628,729
		7,100,159
Beverage & Food – 0.81%
AdvancePierre Foods, Inc.
5.75%, 07/10/2017 (a)	601,253	603,057
Dole Food Co., Inc. 4.50%, 11/01/2018 (a)	869,379	867,298
Performance Food Group, Inc.
6.00%, 11/14/2019 (a)	51,062	51,190
Pinnacle Foods Finance, LLC
3.75%, 01/31/2023 (a)	598,500	601,594
		2,123,139

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 83.80% – Continued

Building Materials – 1.57%
CPG International, Inc.
4.75%, 09/30/2020 (a)	$1,568,364	$1,529,155
HD Supply, Inc. 3.75%, 08/06/2021 (a)	706,450	703,448
Headwaters, Inc. 4.50%, 03/11/2022 (a)	1,885,750	1,895,179
		4,127,782
Chemicals – 3.81%
Chemours Co. 3.75%, 05/09/2022 (a)	694,750	664,789
ColourOz MidCo S.à.r.l.
Term Loan B2
4.50%, 09/07/2021 (a)	1,173,042	1,151,534
Term Loan C
4.50%, 09/07/2021 (a)	193,918	190,362
Ennis-Flint
4.25%, 03/31/2021 (a)	906,681	888,547
7.75%, 09/30/2021 (a)	1,016,789	976,118
Huntsman International, LLC
3.50%, 03/24/2023 (a)(d)	400,000	398,876
Kronos Worldwide, Inc.
4.00%, 02/18/2020 (a)	1,208,907	1,091,039
MacDermid, Inc. 5.50%, 06/05/2020 (a)	984,142	953,698
Nexeo Solutions, LLC
5.00%, 09/08/2017 (a)	1,420,409	1,418,192
Orica Chemicals 7.25%, 01/13/2022 (a)(d)	716,199	701,875
Orion Engineered Carbons
5.00%, 07/23/2021 (a)	363,838	365,317
Solenis International, LP
4.25%, 07/31/2021 (a)	607,538	586,815
7.75%, 07/29/2022 (a)	750,184	634,281
		10,021,443
Consumer Products – 1.62%
1-800 Contacts 5.25%, 01/31/2023 (a)	665,000	666,938
Atrium Innovations, Inc.
4.25%, 02/16/2021 (a)	604,454	545,519
Energizer Holdings, Inc.
3.25%, 05/06/2022 (a)	1,119,375	1,116,577

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 83.80% – Continued

Consumer Products – 1.62% – Continued
KIK Custom Products, Inc.
6.00%, 08/18/2022 (a)	$1,791,000	$1,732,041
Prestige Brands, Inc.
3.50%, 09/03/2021 (a)	201,378	201,957
		4,263,032
Environmental – 2.25%
ADS Waste Holdings, Inc.
3.75%, 10/09/2019 (a)	2,679,345	2,661,206
Waste Industries USA, Inc.
4.25%, 02/02/2022 (a)	1,980,000	1,986,801
Wheelabrator Technologies
Term Loan B
5.00%, 12/17/2021 (a)	1,214,051	1,153,348
Term Loan C
5.00%, 12/17/2021 (a)	54,094	51,390
Term Loan 2L
8.25%, 12/19/2022 (a)	100,000	78,500
		5,931,245
Finance – Insurance – 1.73%
Acrisure, LLC 6.50%, 05/07/2022 (a)	1,488,756	1,466,424
AssuredPartners, Inc.
5.75%, 10/14/2022 (a)	1,301,738	1,297,670
Hub International Ltd.
4.00%, 10/02/2020 (a)	1,110,296	1,084,126
USI, Inc. 4.25%, 12/27/2019 (a)	703,962	694,867
		4,543,087
Finance – Services – 2.21%
AlixPartners LLP 4.50%, 07/23/2022 (a)	2,238,750	2,237,351
Duff & Phelps Corp.
4.75%, 04/23/2020 (a)	698,837	695,343
RCS Capital Corp.
8.00%, 07/31/2016 (a)	392,057	393,037
9.50%, 04/29/2019 (a)(d)	1,546,607	1,043,960
Virtu Financial 5.25%, 11/08/2019 (a)	503,800	504,681

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 83.80% – Continued

Finance – Services – 2.21% – Continued
Walter Investment Management Corp.
4.75%, 12/18/2020 (a)	$1,065,088	$929,822
		5,804,194
Food & Drug Retailers – 1.65%
Albertson’s Holdings, LLC
5.50%, 08/25/2021 (a)	973,649	976,327
Albertsons, LLC 5.50%, 12/01/2022 (a)	571,295	572,827
BJ’s Warehouse Club, Inc.
4.50%, 09/26/2019 (a)	2,868,771	2,798,242
		4,347,396
Forestry & Paper – 0.26%
NewPage Corp.
11.00%, 07/26/2017 (a)	432,634	378,555
9.50%, 02/11/2021 (a)(f)	1,897,517	309,532
		688,087
Gaming – 4.00%
Amaya B.V. 5.00%, 08/02/2021 (a)	2,592,234	2,397,816
American Casino & Entertainment
Properties, LLC 4.75%, 06/24/2022 (a)	1,092,320	1,095,733
Aristocrat Leisure Ltd.
4.75%, 10/20/2021 (a)	2,013,000	2,021,606
Graton Economic Development Authority
4.75%, 09/01/2022 (a)	489,234	491,680
Mohegan Tribal Gaming Authority
5.50%, 11/19/2019 (a)	1,522,458	1,476,944
Scientific Games International, Inc.
6.00%, 10/18/2020 (a)	2,468,548	2,398,737
Station Casinos, LLC 4.25%, 03/02/2020 (a)	635,166	634,372
		10,516,888
General Industrial Manufacturing – 2.21%
Doosan Infracore International, Inc.
4.50%, 05/28/2021 (a)	524,509	519,264

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 83.80% – Continued

General Industrial Manufacturing – 2.21% – Continued
Filtration Group Corp.
4.25%, 11/20/2020 (a)	$915,421	$913,892
Gardner Denver, Inc.
4.25%, 07/30/2020 (a)	1,429,652	1,307,238
Manitowoc Foodservice, Inc.
5.75%, 02/06/2023 (a)	1,000,000	1,006,665
North American Lifting (TNT) Holdings, Inc.
5.50%, 11/27/2020 (a)	993,878	742,094
WTG Holdings III Corp.
4.75%, 01/15/2021 (a)	1,344,243	1,320,718
		5,809,871
Healthcare – 9.80%
Acadia Healthcare 4.25%, 02/28/2022 (a)	1,375,224	1,378,951
Air Medical Group Holdings, Inc.
4.25%, 04/01/2022 (a)	1,067,312	1,044,295
BSN Medical Luxembourg Holding S.à.r.l.
4.00%, 08/28/2019 (a)	296,806	295,509
Catalent Pharma Solutions
4.25%, 05/20/2021 (a)	1,315,975	1,317,436
Concordia Healthcare Corp.
5.25%, 10/01/2021 (a)	972,563	949,707
Curo Health Services Holdings, Inc.
6.50%, 02/28/2022 (a)	1,262,250	1,252,392
Endo Financial, LLC/Endo Finco, Inc.
3.75%, 09/26/2022 (a)	1,546,125	1,525,592
Envision Healthcare Corp.
4.50%, 11/11/2022 (a)	568,575	569,641
Greatbatch Ltd. 5.25%, 10/27/2022 (a)	835,000	835,392
HC Group Holdings III, Inc.
6.00%, 04/07/2022 (a)	691,525	694,983
Hill-Rom Holdings, Inc.
3.50%, 08/04/2022 (a)	722,688	725,174
Mallinckrodt International Finance S.A.
3.50%, 03/19/2021 (a)	683,671	668,575
MultiPlan, Inc. 3.75%, 03/31/2021 (a)	2,238,168	2,220,262
Patheon, Inc. 4.25%, 03/11/2021 (a)	2,980,672	2,879,448

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 83.80% – Continued

Healthcare – 9.80% – Continued
Pharmaceutical Product Development, LLC
4.25%, 08/18/2022 (a)	$1,042,125	$1,034,747
Phibro Animal Health Corp.
4.00%, 04/16/2021 (a)	442,125	433,698
Quintiles Transnational Corp.
3.25%, 05/31/2022 (a)	930,938	932,917
RPI Finance Trust 3.50%, 11/09/2020 (a)	1,039,422	1,043,580
Sterigenics-Nordion Holdings, LLC
4.25%, 05/07/2022 (a)	773,058	768,226
Surgical Care Affiliates, Inc.
4.25%, 03/11/2022 (a)	796,032	796,362
Team Health, Inc. 4.50%, 11/17/2022 (a)	972,563	975,592
Valeant Pharmaceuticals International, Inc.
2.89%, 10/20/2018 (a)	95,230	91,956
5.25%, 02/13/2019 (a)	340,265	322,996
3.75%, 08/05/2020 (a)	1,424,148	1,347,601
4.00%, 03/11/2022 (a)	1,782,000	1,689,193
		25,794,225
Leisure & Entertainment – 1.41%
CDS U.S. Intermediate Holdings, Inc.
5.00%, 06/25/2022 (a)	995,000	950,847
Formula One Group 4.75%, 07/30/2021 (a)	2,466,427	2,404,334
Seaworld Parks & Entertainment, Inc.
3.00%, 05/14/2020 (a)	373,037	362,965
		3,718,146
Media – Broadcast – 4.26%
Cumulus Media Holdings, Inc.
4.25%, 12/23/2020 (a)	1,719,370	1,169,172
Gray Television, Inc. 4.25%, 06/13/2021 (a)	793,013	795,245
Hubbard Radio, LLC 4.25%, 05/20/2022 (a)	1,350,000	1,296,000
Ion Media Networks, Inc.
4.75%, 12/18/2020 (a)	1,601,060	1,595,057
Media General, Inc. 4.00%, 07/31/2020 (a)	385,024	384,927
Mission Broadcasting, Inc.
3.75%, 10/01/2020 (a)	673,619	672,777

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 83.80% – Continued

Media – Broadcast – 4.26% – Continued
Nexstar Broadcasting, Inc.
3.75%, 10/01/2020 (a)	$764,313	$763,357
Quincy Newspapers, Inc.
5.512%, 09/29/2022 (a)	810,226	799,592
Tribune Media Co. 3.75%, 12/27/2020 (a)	1,488,750	1,485,653
Univision Communications, Inc.
4.00%, 03/01/2020 (a)	2,275,291	2,255,553
		11,217,333
Media – Cable – 3.45%
Block Communications, Inc.
4.00%, 11/05/2021 (a)	1,477,509	1,481,202
Charter Communications Operating, LLC
3.50%, 01/23/2023 (a)	1,500,000	1,503,750
CSC Holdings, LLC 5.00%, 09/23/2022 (a)	700,000	702,023
MCC Iowa, LLC 3.25%, 01/29/2021 (a)	583,500	581,796
RCN Corp. 4.25%, 02/28/2020 (a)	716,944	714,854
UPC Broadband 3.344%, 06/30/2021 (a)	275,000	273,232
WaveDivision Holdings, LLC
4.00%, 10/15/2019 (a)(d)	712,023	707,869
WideOpenWest Finance, LLC
4.50%, 04/01/2019 (a)	1,816,915	1,801,998
Ziggo B.V.
Term Loan B1
3.50%, 01/15/2022 (a)	490,528	486,577
Term Loan B2
3.508%, 01/15/2022 (a)	316,105	313,559
Term Loan B3
3.601%, 01/15/2022 (a)	519,880	515,693
		9,082,553
Media Diversified & Services – 4.32%
Ancestry.com, Inc. 5.00%, 08/10/2022 (a)	1,418,623	1,413,892
Catalina Marketing Corp.
4.50%, 04/09/2021 (a)	1,044,894	895,343
EMI Music Publishing Group
4.00%, 08/19/2022 (a)	947,619	947,501

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 83.80% – Continued

Media Diversified & Services – 4.32% – Continued
IMG Worldwide, Inc.
5.25%, 05/06/2021 (a)	$2,220,285	$2,223,072
8.25%, 05/06/2022 (a)	970,987	932,147
Learfield Communications, Inc.
4.25%, 10/09/2020 (a)	1,809,035	1,802,251
Match Group, Inc. 5.50%, 11/30/2022 (a)	1,086,250	1,089,650
Warner Music Group 3.75%, 07/01/2020 (a)	2,087,230	2,062,445
		11,366,301
Metals & Mining Excluding Steel – 0.51%
Novelis, Inc. 4.00%, 05/27/2022 (a)	693,382	677,565
Westmoreland Coal Co.
7.50%, 12/16/2020 (a)(d)	1,125,058	676,914
		1,354,479
Non-Food & Drug Retailers – 3.55%
ABG Intermediate Holdings
5.50%, 05/27/2021 (a)	1,114,536	1,082,031
Ascena Retail Group, Inc.
5.25%, 07/29/2022 (a)	1,197,303	1,169,866
Jo-Ann Stores, Inc. 4.00%, 03/16/2018 (a)	1,444,350	1,408,242
LA Fitness International, LLC
5.50%, 07/01/2020 (a)	613,831	593,498
National Vision, Inc. 4.00%, 03/12/2021 (a)	706,034	687,723
Neiman Marcus Group, Inc.
4.25%, 10/23/2020 (a)	1,900,660	1,746,230
Petco Animal Supplies
5.75%, 01/31/2023 (a)	790,000	790,877
PetSmart, Inc. 4.25%, 03/11/2022 (a)	1,860,938	1,856,211
		9,334,678
Oil & Gas – 0.77%
American Energy – Marcellus, LLC
8.50%, 08/04/2021 (a)(d)	1,204,382	54,197
Floatel Delaware, LLC
6.00%, 06/29/2020 (a)	1,870,468	860,415
HGIM Corp. 5.50%, 06/18/2020 (a)	1,519,125	829,822

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 83.80% – Continued

Oil & Gas – 0.77% – Continued
Seadrill Partners, LLC
4.00%, 02/21/2021 (a)	$602,912	$269,372
		2,013,806
Packaging – 3.23%
Berry Plastics Corp. 3.50%, 02/10/2020 (a)	696,410	694,788
Berry Plastics Group, Inc.
4.00%, 10/01/2022 (a)	671,402	672,453
BWAY Intermediate Co., Inc.
5.504%, 08/14/2020 (a)	468,388	455,507
Exopack Holding Corp. 4.50%, 5/8/2019 (a)	1,269,731	1,242,749
Husky Injection Molding Systems Ltd.
4.25%, 06/30/2021 (a)	906,592	887,703
Mauser U.S. Holdings, Inc.
4.50%, 07/31/2021 (a)	607,538	591,022
8.25%, 07/29/2022 (a)(b)(d)	866,789	752,755
Onex Wizard Acquisition Co. I S.à.r.l.
4.25%, 01/29/2022 (a)	1,409,323	1,407,012
Pregis Corp. 4.50%, 05/20/2021 (a)	245,544	238,588
Reynolds Group Issuer, Inc./Reynolds
Group Issuer LLC/Reynolds Group
Issuer Luxembourg S.A.
4.50%, 12/01/2018 (a)	675,000	676,232
Signode Industrial Group Lux S.A.
3.75%, 04/30/2021 (a)	906,966	883,158
		8,501,967
Printing & Publishing – 1.08%
Harland Clarke Holdings Corp.
6.00%, 08/02/2019 (a)	377,500	367,119
McGraw Hill Global Education Holdings, LLC
4.912%, 03/22/2019 (a)	719,684	719,684
Quad/Graphics, Inc. 4.25%, 04/28/2021 (a)	724,694	699,329
Time, Inc. 4.25%, 04/26/2021 (a)	245,625	242,555
Tribune Publishing Co.
5.75%, 08/04/2021 (a)	889,687	825,185
		2,853,872

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 83.80% – Continued

Restaurants – 0.34%
Burger King Corp. 3.75%, 12/10/2021 (a)	$889,060	$889,803

Steel Producers & Products – 0.26%
MRC Global 4.75%, 11/08/2019 (a)	710,072	685,220
Support – Services – 10.06%
Access CIG, LLC 6.004%, 10/18/2021 (a)	1,234,383	1,223,582
Advantage Sales & Marketing, Inc.
4.25%, 07/23/2021 (a)	1,591,820	1,567,202
Allied Security Holdings, LLC
4.25%, 02/12/2021 (a)	470,631	460,042
Aramark Corp. 3.25%, 02/24/2021 (a)	987,525	986,493
Asurion Incremental 5.00%, 05/24/2019 (a)	1,237,276	1,222,323
Asurion, LLC 5.00%, 08/31/2022 (a)	1,477,500	1,448,881
Brand Energy & Infrastructure Services, Inc.
4.75%, 11/26/2020 (a)	1,654,395	1,611,654
Brickman Group Ltd., LLC
4.00%, 12/18/2020 (a)	2,812,732	2,774,759
Coinmach Corp. 4.253%, 11/14/2019 (a)	2,148,120	2,097,639
Garda World Security Corp.
Term Loan B
4.00%, 11/06/2020 (a)	632,606	608,358
Delayed Draw Term Loan
4.004%, 11/06/2020 (a)	161,829	155,626
Hertz Corp.
3.75%, 03/12/2018 (a)	851,390	852,454
1.00%, 03/12/2018 (a)	616,789	609,080
Information Resources, Inc.
4.753%, 09/30/2020 (a)	891,833	894,063
Learning Care Group (US) No. 2, Inc.
5.00%, 05/05/2021 (a)	661,991	662,200
Lineage Logistics, LLC
4.50%, 04/07/2021 (a)	1,155,449	976,354
Moneygram International, Inc.
4.25%, 03/27/2020 (a)	722,006	679,588
Pods, Inc., LLC 4.50%, 01/28/2022 (a)	1,485,003	1,485,931

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 83.80% – Continued

Support – Services – 10.06%
Renaissance Learning, Inc.
4.50%, 04/09/2021 (a)	$1,208,907	$1,176,424
Sedgwick Claims Management Services
3.75%, 03/01/2021 (a)	1,470,181	1,435,264
ServiceMaster Co., LLC
4.25%, 07/01/2021 (a)	1,559,171	1,561,315
TransUnion, LLC 3.50%, 04/09/2021 (a)	1,998,579	1,982,591
		26,471,823
Technology – 7.38%
Avago Technologies Cayman Ltd.
4.00%, 11/13/2022 (a)	2,825,000	2,814,887
Avaya, Inc. 5.121%, 10/24/2017 (a)	484,158	395,073
Blue Coat Systems, Inc.
4.50%, 05/19/2022 (a)(d)	674,413	665,561
BMC Foreign Holding Co.
5.00%, 09/10/2020 (a)(d)	700,907	588,762
BMC Software Finance, Inc.
5.00%, 09/10/2020 (a)	416,122	349,931
Dell International, LLC
4.00%, 04/29/2020 (a)	1,980,761	1,981,820
Entegris, Inc. 3.50%, 04/30/2021 (a)	335,707	335,707
First Data Corp.
3.934%, 03/23/2018 (a)	641,049	640,889
4.432%, 03/24/2021 (a)(d)	400,000	399,500
Global Payments, Inc.
3.50%, 03/21/2023 (a)(d)	525,000	528,502
Greeneden U.S. Holdings II, LLC
4.00%, 02/10/2020 (a)	1,196,572	1,178,623
Infor (US), Inc. 3.75%, 06/03/2020 (a)	1,648,963	1,603,096
Informatica Corp. 4.50%, 06/03/2022 (a)	696,500	685,182
Kronos, Inc. 4.50%, 10/30/2019 (a)	1,065,484	1,062,826
Linxens France S.A. 5.00%, 07/30/2022 (a)	748,125	738,773
Mitel U.S. Holdings, Inc.
5.50%, 05/31/2022 (a)	676,323	677,064
ON Semiconductor Corp.
5.25%, 03/31/2023 (a)(d)	850,000	852,525

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 83.80% – Continued

Technology – 7.38% – Continued
Solera LLC 5.75%, 02/09/2023 (a)	$650,000	$650,523
TransFirst, Inc. 6.25%, 11/12/2021 (a)	1,542,264	1,543,713
TTM Technologies, Inc.
6.00%, 05/07/2021 (a)	504,346	479,759
Vantiv, LLC 3.75%, 06/13/2021 (a)	270,446	271,461
Western Digital Corp.
5.50%, 03/16/2023 (a)(d)	990,000	979,793
		19,423,970
Telecommunications – Wireline/Wireless – 3.98%
Altice Financing S.A.
5.25%, 01/28/2022 (a)	1,736,875	1,744,830
Communications Sales & Leasing, Inc.
5.00%, 10/24/2022 (a)	1,290,250	1,252,749
Equinix, Inc. 4.00%, 12/08/2022 (a)	500,000	502,500
Level 3 Financing, Inc.
3.50%, 05/31/2022 (a)	1,069,082	1,068,414
Lightower Fiber Networks
4.00%, 04/13/2020 (a)	1,571,515	1,558,244
Numericable U.S., LLC
Term Loan B1
4.50%, 05/21/2020 (a)	1,443,049	1,435,747
Term Loan B2
4.50%, 05/21/2020 (a)	1,248,434	1,242,117
Peak 10, Inc. 5.00%, 06/17/2021 (a)	560,766	548,148
T-Mobile USA, Inc. 3.50%, 11/30/2022 (a)	433,913	436,117
Zayo Group, LLC 3.75%, 05/06/2021 (a)	673,306	671,484
		10,460,350
Transportation Excluding Air & Rail – 0.22%
XPO Logistics, Inc. 5.50%, 10/27/2021 (a)	573,563	576,551

Utilities – Electric – 1.63%
Calpine Construction Co., LP
3.00%, 05/04/2020 (a)	461,938	453,662

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 83.80% – Continued

Utilities – Electric – 1.63% – Continued
Calpine Corp.
4.00%, 10/30/2020 (a)	$452,310	$449,768
3.50%, 05/27/2022 (a)	1,588,000	1,571,128
Sandy Creek Energy Associates, LP
5.00%, 11/09/2020 (a)	1,133,439	664,002
TPF II Power, LLC 5.50%, 09/24/2021 (a)	1,171,751	1,149,048
		4,287,608
Utilities – Gas – 0.59%
Penn Products Terminals, LLC
4.75%, 03/19/2022 (a)	1,630,417	1,495,907
Southcross Holdings, LP
7.50%, 08/04/2021 (a)(d)	418,625	54,160
		1,550,067
TOTAL BANK LOANS
(Cost $229,535,568)		220,482,908

CORPORATE BONDS – 11.19%
Aerospace & Defense – 0.19%
Bombardier, Inc. 7.50%, 03/15/2018 (b)(c)	500,000	495,000

Consumer Products – 0.39%
NBTY, Inc. 9.00%, 10/01/2018	1,000,000	1,026,250

Finance – Banking – 1.56%
Ally Financial, Inc.
5.50%, 02/15/2017	800,000	816,656
4.75%, 09/10/2018	1,300,000	1,322,750
CIT Group, Inc. 6.625%, 04/01/2018 (c)	1,850,000	1,949,438
		4,088,844
Finance – Services – 0.74%
International Lease Finance Corp.
8.75%, 03/15/2017 (a)	1,850,000	1,953,415

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 11.19% – Continued

Gaming – 0.99%
Pinnacle Entertainment, Inc.
7.50%, 04/15/2021	$2,500,000	$2,603,125

Healthcare – 1.34%
Community Health Systems, Inc.
8.00%, 11/15/2019	2,500,000	2,446,875
Tenet Healthcare Corp. 6.25%, 11/01/2018	1,000,000	1,070,000
		3,516,875
Media – Cable – 1.59%
Cablevision Systems Corp.
8.625%, 09/15/2017	2,500,000	2,650,000
DISH DBS Corp. 4.25%, 04/01/2018	1,500,000	1,540,935
		4,190,935
Media Diversified & Services – 0.25%
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020	700,000	645,750

Packaging – 0.39%
Reynolds Group Issuer, Inc./Reynolds
Group Issuer, LLC/Reynolds Group
Issuer Luxembourg S.A.
6.875%, 02/15/2021	1,000,000	1,035,625

Support – Services – 0.54%
Hertz Corp. 6.75%, 04/15/2019	1,400,000	1,423,786

Technology – 0.20%
First Data Corp. 6.75%, 11/01/2020 (c)	500,000	527,000

Telecommunications – Satellites – 0.76%
Telesat Canada/Telesat, LLC
6.00%, 05/15/2017 (b)(c)	2,000,000	2,002,500

Telecommunications – Wireline/Wireless – 1.23%
Sprint Communications, Inc.
9.00%, 11/15/2018 (c)	650,000	684,125

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 11.19% – Continued

Telecommunications – Wireline/
Wireless – 1.23% – Continued
T-Mobile USA, Inc. 6.464%, 04/28/2019	$2,500,000	$2,562,500
		3,246,625
Utilities – Electric – 1.02%
NRG Energy, Inc. 7.625%, 01/15/2018	2,500,000	2,668,750
TOTAL CORPORATE BONDS
(Cost $29,624,323)		29,424,480

	Shares

SHORT-TERM INVESTMENTS – 2.38%
Money Market Fund – 2.38%
Fidelity Government Portfolio –
Institutional Class, 0.23% (a)(e)	6,269,902	6,269,902
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,269,902)		6,269,902
Total Investments (Cost $265,429,793) – 97.37%		256,177,290
Other Assets in Excess of Liabilities – 2.63%		6,918,287
TOTAL NET ASSETS – 100.00%		$263,095,577

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2016.
(b)	U.S. traded security of a foreign issuer.
(c)
Rule 144a Security which is restricted as to resale to institutional investors.  The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.  As of March 31, 2016 the value of these investments as $5,658,063 or 2.15% of net assets.

(d)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of March 31, 2016 the value of these investments was $9,249,529 or 3.52% of total assets.
(e)	Rate shown is the 7-day yield as of March 31, 2016.
(f)	Represents a security in default.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2016 (Unaudited)

TOP TEN HOLDINGS	% Net Assets
Pinnacle Entertainment, Inc., 7.50%, 04/15/2021	1.05%
GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/2018	1.03%
Telesat Canada/Telesat, LLC, 6.00%, 05/15/2017	1.00%
Hertz Corp., 6.75%, 04/15/2019	0.98%
Aramark Services, Inc., 5.75%, 03/15/2020	0.97%
Ardagh Packaging Finance PLC/
Ardagh MP Holdings USA, Inc., 3.286%, 12/15/2019	0.95%
HD Supply, Inc., 7.50%, 07/15/2020	0.95%
SBA Communications Corp., 5.625%, 10/01/2019	0.94%
General Motors Financial Company, Inc., 4.75%, 08/15/2017	0.92%
IMS Health, Inc., 6.00%, 11/01/2020	0.92%

The portfolio’s holdings and allocations are subject to change, and exclude short term investments. The percentages are of total net assets as of March 31, 2016.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 13.87%

Aerospace & Defense – 0.35%
TransDigm, Inc. 3.75%, 02/28/2020 (a)	$497,429	$491,609

Automotive – 0.02%
Goodyear Tire & Rubber Co.
3.75%, 04/30/2019 (a)	25,000	25,120

Beverage & Food – 0.49%
Allflex Holdings III, Inc.
4.25%, 07/17/2020 (a)	691,139	683,578

Chemicals – 0.32%
Orion Engineered Carbons
5.00%, 07/23/2021 (a)	454,797	456,646

Environmental – 1.32%
Advanced Disposal Services, Inc.
3.75%, 10/09/2019 (a)	900,000	893,907
Waste Industries USA, Inc.
4.25%, 02/02/2022 (a)	495,000	496,700
Wheelabrator Technologies
Term Loan B
5.00%, 12/17/2021 (a)	472,941	449,294
Term Loan C
5.00%, 12/17/2021 (a)	21,073	20,019
		1,859,920
Finance – Insurance – 0.65%
HUB International Ltd.
4.00%, 10/02/2020 (a)	493,703	482,066
National Financial Partners Corp.
4.50%, 07/01/2020 (a)	444,364	435,366
		917,432
Finance – Services – 0.79%
AlixPartners LLP 4.50%, 07/23/2022 (a)	796,000	795,503
Virtu Financial 5.25%, 11/8/2019 (a)	193,187	193,525

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 13.87% – Continued

Finance – Services – 0.79% – Continued
Walter Investment Management Corp.
4.75%, 12/18/2020 (a)	$142,375	$124,293
		1,113,321
Food & Drug Retailers – 0.41%
BJ’s Wholesale Club, Inc.
4.50%, 09/26/2019 (a)	592,935	578,357

Gaming – 1.36%
Amaya B.V. 5.00%, 08/02/2021 (a)	591,034	546,706
Aristocrat Leisure Ltd.
4.75%, 10/20/2021 (a)	563,077	565,484
Station Casinos, LLC
4.25%, 03/02/2020 (a)	796,845	795,849
		1,908,039
General Industrial Manufacturing – 0.33%
Gardner Denver, Inc.
4.25%, 07/30/2020 (a)	195,000	178,303
WTG Holdings III Corp.
4.75%, 01/15/2021 (a)	293,250	288,118
		466,421
Leisure & Entertainment – 0.35%
Formula One Group 4.75%, 07/30/2021 (a)	500,000	487,413
Media – Broadcast – 1.11%
Cumulus Media Holdings, Inc.
4.25%, 12/23/2020 (a)	400,000	272,000
Gray Television, Inc. 4.25%, 06/13/2021 (a)	299,250	300,093
Univision Communications, Inc.
4.00%, 03/01/2020 (a)	997,352	988,700
		1,560,793
Media – Cable – 0.38%
WideOpenWest Finance, LLC
4.50%, 04/01/2019 (a)	543,435	538,973

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 13.87% – Continued

Media Diversified & Services – 0.39%
IMG Worldwide, Inc. 5.25%, 05/06/2021 (a)	$540,375	$541,053

Non-Food & Drug Retailers – 0.43%
PetSmart, Inc. 4.25%, 03/11/2022 (a)	600,000	598,476

Packaging – 0.89%
Exopack Holding Corp. 4.50%, 5/8/2019 (a)	78,935	77,258
Husky Injection Moldings Systems Ltd.
4.25%, 06/30/2021 (a)	391,962	383,795
Mauser Group 4.50%, 07/31/2021 (a)	344,750	335,378
Signode Industrial Group Lux S.A.
3.75%, 04/30/2021 (a)	463,351	451,188
		1,247,619
Support – Services – 2.10%
Advantage Sales & Marketing, Inc.
4.25%, 07/23/2021 (a)	493,734	486,099
Asurion, LLC
5.00%, 05/24/2019 (a)	212,677	210,106
5.00%, 08/31/2022 (a)	563,892	552,970
Coinmach Service Corp.
4.253%, 11/14/2019 (a)	592,500	578,576
Moneygram International, LLC
4.25%, 03/27/2020 (a)	145,500	136,952
TransUnion, LLC 3.50%, 04/09/2021 (a)(e)	1,000,000	992,000
		2,956,703
Technology – 0.67%
Avago Technologies Cayman Ltd.
4.00%, 11/13/2022 (a)	750,000	747,315
Dell International, LLC
4.00%, 04/29/2020 (a)	196,019	196,124
		943,439
Telecommunications – Wireline/Wireless – 1.51%
Communications Sales & Leasing, Inc.
5.00%, 10/24/2022 (a)	496,250	481,827
Equinix, Inc. 4.00%, 12/08/2022 (a)	900,000	904,500

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 13.87% – Continued

Telecommunications – Wireline/Wireless – 1.51% – Continued
Lightower Fiber Networks
4.00%, 04/13/2020 (a)	$145,875	$144,643
Numericable U.S., LLC
Term Loan B1
4.50%, 05/21/2020 (a)	317,671	316,064
Term Loan B2
4.50%, 05/21/2020 (a)	274,829	273,438
		2,120,472
TOTAL BANK LOANS
(Cost $19,746,822)		19,495,384

CORPORATE BONDS – 77.19%

Aerospace & Defense – 0.95%
Bombardier, Inc.
7.50%, 03/15/2018 (b)(c)	450,000	445,500
5.50%, 09/15/2018 (b)(c)	500,000	462,500
Kratos Defense & Security Solutions, Inc.
7.00%, 05/15/2019 (e)	108,000	86,400
Orbital ATK, Inc. 5.25%, 10/01/2021	125,000	130,312
Spirit AeroSystems, Inc. 6.75%, 12/15/2020	200,000	207,375
		1,332,087
Automotive – 3.85%
American Axle & Manufacturing, Inc.
7.75%, 11/15/2019	600,000	660,000
Dana Holding Corp. 6.75%, 02/15/2021	550,000	567,187
General Motors Financial Company, Inc.
4.75%, 08/15/2017	1,250,000	1,290,804
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	700,000	737,625
Schaeffler Holding Finance B.V.
6.875%, 08/15/2018 (b)(c)	500,000	516,250
6.25%, 11/15/2019 (b)(c)	500,000	525,000
Tenneco, Inc. 6.875%, 12/15/2020	1,075,000	1,113,969
		5,410,835

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 77.19% – Continued

Beverage & Food – 1.04%
B&G Foods, Inc. 4.625%, 06/01/2021	$600,000	$610,500
Constellation Brands, Inc.
7.25%, 05/15/2017	700,000	742,000
Dean Foods Co. 6.90%, 10/15/2017	100,000	105,000
		1,457,500
Building & Construction – 1.97%
Lennar Corp.
4.75%, 12/15/2017	1,100,000	1,130,250
4.125%, 12/01/2018	350,000	358,750
Standard Pacific Corp. 8.375%, 05/15/2018	450,000	502,875
Toll Brothers Finance Corp.
4.00%, 12/31/2018	750,000	778,125
		2,770,000
Building Materials – 3.02%
HD Supply, Inc. 7.50%, 07/15/2020	1,250,000	1,332,813
Masco Corp. 6.125%, 10/03/2016	500,000	512,750
Nortek, Inc. 8.50%, 04/15/2021	650,000	677,625
Standard Industries, Inc.
5.125%, 02/15/2021 (c)	600,000	617,250
USG Corp.
6.30%, 11/15/2016	400,000	411,000
9.75%, 01/15/2018 (a)	150,000	168,525
7.875%, 03/30/2020 (c)	500,000	521,250
		4,241,213
Chemicals – 1.07%
Axalta Coating Systems, LLC
7.375%, 05/01/2021 (c)	800,000	850,000
PQ Corp. 8.75%, 11/01/2018 (c)	700,000	658,875
		1,508,875
Consumer Products – 1.97%
Jarden Corp. 7.50%, 05/01/2017	550,000	553,850
NBTY, Inc. 9.00%, 10/01/2018	1,150,000	1,180,188

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 77.19% – Continued

Consumer Products – 1.97% – Continued
Spectrum Brands, Inc.
6.375%, 11/15/2020	$978,000	$1,034,724
		2,768,762
Environmental – 1.90%
Casella Waste Systems, Inc.
7.75%, 02/15/2019 (e)	650,000	662,594
Clean Harbors, Inc. 5.25%, 08/01/2020	1,050,000	1,081,395
Covanta Holding Corp. 7.25%, 12/01/2020	900,000	932,625
		2,676,614
Finance – Banking – 3.02%
Ally Financial, Inc.
5.50%, 02/15/2017	50,000	51,041
6.25%, 12/01/2017	775,000	809,875
4.75%, 09/10/2018	625,000	635,937
3.50%, 01/27/2019	500,000	493,750
CIT Group, Inc.
5.00%, 05/15/2017	700,000	714,000
5.25%, 03/15/2018	500,000	518,500
6.625%, 04/01/2018 (c)	382,000	402,533
5.50%, 02/15/2019 (c)	300,000	311,100
Lincoln Finance, Ltd.
7.375%, 04/15/2021 (b)(c)	300,000	313,125
		4,249,861
Finance – Services – 3.85%
AerCap Aviation Solutions B.V.
6.375%, 05/30/2017 (b)	600,000	620,250
AerCap Ireland Capital Ltd./AerCap Global
Aviation Trust 4.25%, 07/01/2020 (b)	550,000	556,187
Aircastle Ltd.
6.75%, 04/15/2017 (b)	750,000	786,563
4.625%, 12/15/2018 (b)	550,000	569,250
International Lease Finance Corp.
5.75%, 05/15/2016	50,000	50,139
8.75%, 03/15/2017 (a)	100,000	105,590
7.125%, 09/01/2018 (c)	225,000	245,813
6.25%, 05/15/2019	675,000	721,406

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 77.19% – Continued

Finance – Services – 3.85% – Continued
Nationstar Mortgage, LLC/Nationstar
Capital Corp. 6.50%, 08/01/2018	$475,000	$461,938
Navient Corp.
6.00%, 01/25/2017	250,000	253,750
5.50%, 01/15/2019	250,000	246,875
Springleaf Finance Corp.
5.75%, 09/15/2016	275,000	277,123
6.90%, 12/15/2017	500,000	517,500
		5,412,384
Forestry & Paper – 0.18%
Boise Cascade Co. 6.375%, 11/01/2020	250,000	250,625

Gaming – 4.43%
GLP Capital LP/GLP Financing II, Inc.
4.375%, 11/01/2018	1,400,000	1,445,500
Isle of Capri Casinos, Inc.
8.875%, 06/15/2020	500,000	524,375
MGM Resorts International
7.50%, 06/01/2016	800,000	807,000
7.625%, 01/15/2017	1,150,000	1,196,000
Peninsula Gaming, LLC
8.375%, 02/15/2018 (c)	550,000	562,375
Pinnacle Entertainment, Inc.
7.50%, 04/15/2021	1,415,000	1,473,369
Scientific Games Corp.
8.125%, 09/15/2018	250,000	212,500
		6,221,119
General Industrial Manufacturing – 2.03%
Anixter, Inc. 5.625%, 05/01/2019	800,000	840,999
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	500,000	540,000
CNH Industrial America, LLC
6.25%, 11/01/2016	675,000	691,875
SPX Flow, Inc. 6.875%, 09/01/2017	750,000	779,063
		2,851,937

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 77.19% – Continued

Healthcare – 10.69%
Alere, Inc. 7.25%, 07/01/2018	$850,000	$888,250
Capsugel S.A. 7.00%, 05/15/2019 (b)(c)	600,000	604,125
Centene Corp. 5.625%, 02/15/2021 (c)	1,150,000	1,201,750
Community Health Systems, Inc.
5.125%, 08/15/2018	1,050,000	1,063,125
8.00%, 11/15/2019	350,000	342,562
Fresenius Medical Care US Finance, Inc.
6.875%, 07/15/2017	950,000	1,007,000
HCA, Inc.
3.75%, 03/15/2019	1,000,000	1,026,900
4.25%, 10/15/2019	550,000	567,531
IMS Health, Inc. 6.00%, 11/01/2020 (c)	1,250,000	1,287,500
LifePoint Health, Inc. 6.625%, 10/01/2020	750,000	780,000
Mallinckrodt International Finance S.A.
3.50%, 04/15/2018 (b)	425,000	410,125
4.875%, 04/15/2020 (b)(c)	450,000	423,900
MPT Operating Partnership LP/MPT
Finance Corp. 6.875%, 05/01/2021	1,125,000	1,171,406
Mylan NV 3.00%, 12/15/2018 (b)(c)	550,000	557,907
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/2021	300,000	302,250
Service Corp. International
7.00%, 06/15/2017	600,000	640,500
7.625%, 10/01/2018	175,000	198,844
Tenet Healthcare Corp.
6.25%, 11/01/2018	600,000	642,000
5.00%, 03/01/2019	250,000	248,438
3.837%, 06/15/2020 (a)(c)	600,000	598,500
Universal Health Services, Inc.
7.125%, 06/30/2016	100,000	101,571
VPI Escrow Corp. 6.375%, 10/15/2020 (c)	350,000	292,250
VPII Escrow Corp. 6.75%, 08/15/2018 (b)(c)	350,000	319,375
VRX Escrow Corp. 5.375%, 03/15/2020 (b)(c)	425,000	348,500
		15,024,309

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 77.19% – Continued

Hotels – 0.44%
Hilton Worldwide Finance, LLC/
Hilton Worldwide Finance Corp.
5.625%, 10/15/2021	$600,000	$624,720
Leisure & Entertainment – 1.23%
Cedar Fair LP/Canda’s Wonderland Co./
Magnum Management Corp.
5.25%, 03/15/2021	500,000	520,625
Live Nation Entertainment, Inc.
7.00%, 09/01/2020 (c)	1,150,000	1,210,375
		1,731,000
Media – Broadcast – 2.41%
Entercom Radio, LLC 10.50%, 12/01/2019	350,000	364,875
Gannett Co., Inc.
7.125%, 09/01/2018	83,000	84,764
5.125%, 10/15/2019	1,150,000	1,204,912
Gray Television, Inc. 7.50%, 10/01/2020	500,000	530,000
Nexstar Broadcasting, Inc.
6.875%, 11/15/2020	500,000	521,250
Sinclair Television Group, Inc.
6.375%, 11/01/2021	100,000	106,000
Sirius XM Radio, Inc.
5.875%, 10/01/2020 (c)	550,000	576,730
		3,388,531
Media – Cable – 4.91%
Cablevision Systems Corp.
8.625%, 09/15/2017	1,100,000	1,166,000
7.75%, 04/15/2018	300,000	312,936
CCO Holdings, LLC/CCO
Holdings Capital Corp.
7.375%, 06/01/2020	500,000	520,938
6.50%, 04/30/2021	750,000	778,507
CSC Holdings, LLC 7.625%, 07/15/2018	200,000	216,500

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 77.19% – Continued

Media – Cable – 4.91% – Continued
DISH DBS Corp.
4.625%, 07/15/2017	$500,000	$511,250
4.25%, 04/01/2018	750,000	770,467
Lynx I Corp. 5.375%, 04/15/2021 (b)(c)	675,000	706,219
STARZ, LLC/STARZ Financial Corp.
5.00%, 09/15/2019	750,000	766,875
UPCB Finance V Ltd.
7.25%, 11/15/2021 (b)(c)	1,080,000	1,146,150
		6,895,842
Media Diversified & Services – 0.97%
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020	250,000	230,625
MDC Partners, Inc.
6.75%, 04/01/2020 (b)(c)	500,000	517,188
Nielsen Finance, LLC/Nielsen Finance Co.
4.50%, 10/01/2020	600,000	615,750
		1,363,563
Metals & Mining Excluding Steel – 0.14%
Novelis, Inc. 8.375%, 12/15/2017 (b)	200,000	204,400
Non-Food & Drug Retailers – 2.64%
Dufry Finance SCA
5.50%, 10/15/2020 (b)(c)	600,000	627,000
Family Tree Escrow, LLC
5.25%, 03/01/2020 (c)	800,000	841,000
Hanesbrands, Inc. 6.375%, 12/15/2020	775,000	803,094
Jo-Ann Stores, Inc.
8.125%, 03/15/2019 (c)	150,000	138,750
L Brands, Inc. 6.90%, 07/15/2017	500,000	530,625
Michaels Stores, Inc.
5.875%, 12/15/2020 (c)	575,000	603,750
QVC, Inc. 3.125%, 04/01/2019	160,000	160,609
		3,704,828

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 77.19% – Continued

Packaging – 2.84%
Ardagh Packaging Finance PLC/
Ardagh MP Holdings USA, Inc.
3.286%, 12/15/2019 (a)(b)(c)	$1,350,000	$1,333,125
Ball Corp. 4.375%, 12/15/2020	350,000	364,875
Beverage Packaging Holdings
Luxembourg II SA/Beverage
Packaging Holdings II Issuer, Inc.
5.625%, 12/15/2016 (b)(c)	150,000	149,719
Exopack Holding Corp.
10.00%, 06/01/2018 (c)(e)	204,000	195,840
Greif, Inc. 6.75%, 02/01/2017	750,000	774,375
Reynolds Group Issuer, Inc./
Reynolds Group Issuer, LLC/
Reynolds Group Issuer Luxembourg SA
8.50%, 05/15/2018	300,000	300,375
6.875%, 02/15/2021	850,000	880,281
		3,998,590
Real Estate Development & Management – 0.74%
Realogy Group, LLC
3.375%, 05/01/2016 (c)	475,000	474,493
4.50%, 04/15/2019 (c)	550,000	567,187
		1,041,680
Support – Services – 6.26%
Alliance Data Systems Corp.
5.25%, 12/01/2017 (c)	1,193,000	1,213,877
Aramark Services, Inc. 5.75%, 03/15/2020	1,325,000	1,367,234
Avis Budget Car Rental, LLC/
Avis Budget Finance, Inc.
4.875%, 11/15/2017	350,000	354,813
3.385%, 12/01/2017 (a)	500,000	500,000
Carlson Wagonlit B.V.
6.875%, 06/15/2019 (b)(c)	525,000	544,031
Hertz Corp.
7.50%, 10/15/2018	200,000	203,700
6.75%, 04/15/2019	1,350,000	1,372,937

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 77.19% – Continued

Support – Services – 6.26% – Continued
Iron Mountain, Inc. 6.00%, 10/01/2020 (c)	$1,200,000	$1,267,500
Safway Group Holdings
7.00%, 05/15/2018 (c)(e)	975,000	982,313
United Rentals North America, Inc.
7.375%, 05/15/2020	950,000	994,531
		8,800,936
Technology – 2.74%
CommScope, Inc. 4.375%, 06/15/2020 (c)	225,000	231,750
Dell, Inc. 5.65%, 04/15/2018	500,000	526,875
First Data Corp. 6.75%, 11/01/2020 (c)	1,200,000	1,264,800
NCR Corp. 4.625%, 02/15/2021	650,000	649,187
Nuance Communications, Inc.
5.375%, 08/15/2020 (c)	300,000	305,813
NXP B.V./NXP Funding, LLC
3.50%, 09/15/2016 (b)(c)	128,000	128,480
3.75%, 06/01/2018 (b)(c)	728,000	738,920
		3,845,825
Telecommunications – Satellites – 2.33%
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	823,000	909,415
Telesat Canada/Telesat, LLC
6.00%, 05/15/2017 (b)(c)	1,400,000	1,401,750
ViaSat, Inc. 6.875%, 06/15/2020	925,000	962,000
		3,273,165
Telecommunications – Wireline/Wireless – 6.32%
Altice Financing SA
7.875%, 12/15/2019 (b)(c)	450,000	472,500
CenturyLink, Inc. 6.00%, 04/01/2017	325,000	335,156
DuPont Fabros Technology LP
5.875%, 09/15/2021	650,000	684,125
Frontier Communications Corp.
8.25%, 04/15/2017	525,000	558,259

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 77.19% – Continued

Telecommunications – Wireline/Wireless – 6.32% – Continued
Level 3 Financing, Inc.
3.914%, 01/15/2018 (a)	$150,000	$150,750
7.00%, 06/01/2020	1,175,000	1,226,494
6.125%, 01/15/2021	1,100,000	1,155,000
Numericable Group S.A.
4.875%, 05/15/2019 (b)(c)	700,000	700,000
SBA Communications Corp.
5.625%, 10/01/2019	1,259,000	1,318,803
Sprint Communications, Inc.
9.00%, 11/15/2018 (c)	300,000	315,750
T-Mobile USA, Inc.
6.464%, 04/28/2019	1,175,000	1,204,375
6.542%, 04/28/2020	350,000	363,125
Wind Acquisition Finance SA
6.50%, 04/30/2020 (b)(c)	400,000	406,000
		8,890,337
Transportation Excluding Air & Rail – 0.44%
XPO Logistics, Inc. 7.875%, 09/01/2019 (c)	600,000	624,000

Utilities – Electric – 1.75%
AES Corp. 3.283%, 06/01/2019 (a)	650,000	628,875
Dynegy, Inc. 6.75%, 11/01/2019	125,000	125,000
NRG Energy, Inc.
7.625%, 01/15/2018	500,000	533,750
8.25%, 09/01/2020	725,000	734,062
Talen Energy Supply, LLC
4.625%, 07/15/2019 (c)(d)	500,000	436,250
		2,457,937
Utilities – Gas – 1.06%
AmeriGas Finance, LLC /
AmeriGas Finance Corp.
6.75%, 05/20/2020	250,000	257,500
AmeriGas Partners LP/
AmeriGas Finance Corp.
6.25%, 08/20/2019	575,000	589,375

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2016 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 77.19% – Continued

Utilities – Gas – 1.06% – Continued
NGL Energy Partners LP/
NGL Energy Finance Corp.
5.125%, 07/15/2019 (e)	$50,000	$30,500
Suburban Propane Partners LP/
Suburban Energy Finance Corp.
7.375%, 08/01/2021	600,000	613,500
		1,490,875
TOTAL CORPORATE BONDS
(Cost $108,583,866)		108,512,350

	Shares	Value

SHORT-TERM INVESTMENTS – 6.59%

Money Market Fund – 6.59%
Fidelity Government Portfolio –
Institutional Class, 0.23% (f)	9,261,645	9,261,645
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,261,645)		9,261,645
Total Investments (Cost $137,592,333) – 97.65%		137,269,379
Other Assets in Excess of Liabilities – 2.35%		3,301,517
TOTAL NET ASSETS – 100.00%		$140,570,896

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2016.
(b)	U.S. traded security of a foreign issuer.
(c)
Rule 144a Security which is restricted as to resale to institutional investors.  The Fund Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.  As of March 31, 2016 the value of these investments as $32,186,636 or 22.90% of net assets.

(d)	Represents a step bond. The rate shown represents the rate as of March 31, 2016.
(e)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of March 31, 2016 the value of these investments was $2,949,646 or 2.10% of total assets.
(f)	Rate shown is the 7-day yield as of March 31, 2016.

The accompanying notes are an integral part of these financial statements.

SHENKMAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2016 (Unaudited)

	Shenkman	Shenkman
	Floating	Short
	Rate High	Duration High
	Income Fund	Income Fund
ASSETS:
Investments, at value (cost $265,429,793
and $137,592,333)	$256,177,290	$137,269,379
Cash	2,890,939	106,850
Receivables
Securities sold	8,076,925	—
Interest	1,822,766	2,017,975
Fund shares sold	259	5,672,016
Prepaid expenses and other assets	13,964	42,876
Total Assets	268,982,143	145,109,096
LIABILITIES:
Payables
Securities purchased	5,731,971	3,961,551
Fund shares redeemed	—	330,902
Distribution fees	—	41,278
Shareholder servicing fees	—	9,419
Advisory fees	72,285	20,036
Administration and accounting expenses	57,747	43,655
Audit	9,674	11,954
Printing and mailing	5,050	6,128
Transfer agent fees and expenses	3,641	11,540
Custody fees	3,423	3,063
Compliance fees	1,482	1,503
Distributions	1,142	94,130
Trustee fees	151	793
Legal	—	2,248
Total Liabilities	5,886,566	4,538,200
NET ASSETS	$263,095,577	$140,570,896
NET ASSETS CONSIST OF:
Capital stock	$278,398,264	$143,899,325
Accumulated net investment income	180,786	15,101
Accumulated net realized loss on investments	(6,230,970)	(3,020,576)
Unrealized net depreciation on investments	(9,252,503)	(322,954)
Total Net Assets	$263,095,577	$140,570,896

The accompanying notes are an integral part of these financial statements.

SHENKMAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES – Continued
March 31, 2016 (Unaudited)

	Shenkman	Shenkman
	Floating	Short
	Rate High	Duration High
	Income Fund	Income Fund
NET ASSETS
Class A:
Net assets applicable to outstanding
Class A shares	$—	$7,001,912
Shares issued and outstanding	—	712,668
Net asset value, redemption price per share	$—	$9.82
Maximum offering price per share
(net asset value divided by 97.00%)	$—	$10.12

Class C:
Net assets applicable to outstanding
Class C shares	$—	$8,307,511
Shares issued and outstanding	—	847,977
Net asset value, offering price
and redemption price per share	$—	$9.80

Class F:
Net assets applicable to outstanding
Class F shares	$—	$48,190,863
Shares issued and outstanding	—	4,916,678
Net asset value, offering price
and redemption price per share	$—	$9.80

Institutional Class:
Net assets applicable to outstanding
Institutional Class shares	$263,095,577	$77,070,610
Shares issued and outstanding	27,920,722	7,857,125
Net asset value, offering price
and redemption price per share	$9.42	$9.81

The accompanying notes are an integral part of these financial statements.

SHENKMAN FUNDS

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2016 (Unaudited)

	Shenkman	Shenkman
	Floating	Short
	Rate High	Duration High
	Income Fund	Income Fund
INVESTMENT INCOME:
Interest income	$6,776,487	$2,246,807
Consent and term loan fee income	32,276	16,997
Total investment income	6,808,763	2,263,804
EXPENSES:
Investment advisory fees (Note 4)	674,226	308,301
Administration and accounting fees (Note 4)	171,821	118,184
Distribution fees – Class A (Note 5)	—	6,720
Distribution fees – Class C (Note 5)	—	35,343
Service fees – Class A (Note 6)	—	2,688
Service fees – Class C (Note 6)	—	3,534
Service fees – Class F (Note 6)	—	18,725
Federal and state registration fees	61,179	30,471
Transfer agent fees and expenses (Note 4)	18,269	37,179
Audit fees	9,626	11,882
Other expenses	9,013	4,789
Trustees’ fees and expenses	5,769	5,769
Printing and mailing	4,914	5,666
Chief Compliance Officer fees and expenses (Note 4)	4,513	4,513
Custody fees (Note 4)	4,480	6,277
Insurance expense	3,934	1,528
Legal fees	3,761	3,761
Total expenses before
reimbursement from Advisor	971,505	605,330
Expense reimbursement from Advisor (Note 4)	(243,341)	(184,333)
Net expenses	728,164	420,997
NET INVESTMENT INCOME	6,080,599	1,842,807
NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments	(6,173,898)	(2,452,527)
Change in unrealized
appreciation/(depreciation) on investments	(1,251,630)	1,756,231
Net realized and unrealized
loss on investments	(7,425,528)	(696,296)
NET INCREASE/(DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(1,344,929)	$1,146,511

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	October 15,
	Ended	2014(1)
	March 31,	through
	2016	September 30,
	(Unaudited)	2015
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$6,080,599	$11,116,092
Net realized loss on investments	(6,173,898)	(57,072)
Change in unrealized depreciation on securities	(1,251,630)	(8,000,873)
Net increase/(decrease) in net assets
resulting from operations	(1,344,929)	3,058,147
DISTRIBUTIONS:
Net investment income:
Institutional Class	(5,947,420)	(10,798,330)
Total distributions	(5,947,420)	(10,798,330)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Institutional Class	6,492,038	24,397,239
Proceeds from transfer-in-kind	—	260,232,895
Proceeds from shares issued to
holders in reinvestment of dividends:
Institutional Class	5,924,794	10,696,154
Cost of shares redeemed:
Institutional Class	(24,619,874)	(4,995,137)
Net increase (decrease) in net assets
derived from capital share transactions	(12,203,042)	290,331,151
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(19,495,391)	282,590,968
NET ASSETS:
Beginning of period	282,590,968	—
End of period	$263,095,577	$282,590,968
Accumulated net investment
income, end of period	$180,786	$47,607
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Institutional Class	677,270	2,449,358
Shares issued in connection with transfer-in-kind:	—	26,194,082
Shares issued to holders as reinvestment of dividends:
Institutional Class	629,488	1,076,838
Shares redeemed:
Institutional Class	(2,597,801)	(508,513)
Net increase/(decrease) in shares outstanding	(1,291,043)	29,211,765

(1)	Commencement of operations of the Fund was October 15, 2014.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	March 31,	Year Ended
	2016	September 30,
	(Unaudited)	2015
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$1,842,807	$2,945,271
Net realized loss on investments	(2,452,527)	(548,495)
Change in unrealized
appreciation/(depreciation) on securities	1,756,231	(1,635,401)
Net increase in net assets resulting from operations	1,146,511	761,375
DISTRIBUTIONS:
Net investment income:
Class A	(81,083)	(49,938)
Class C	(81,184)	(79,709)
Class F	(616,067)	(673,691)
Institutional Class	(1,059,170)	(2,153,614)
Net realized gain:
Class A	—	(988)
Class C	—	(5,520)
Class F	—	(27,699)
Institutional Class	—	(114,885)
Total distributions	(1,837,504)	(3,106,044)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	3,163,727	4,815,515
Class C	2,529,358	4,395,911
Class F	27,219,059	38,151,263
Institutional Class	39,986,858	47,113,852
Proceeds from shares issued to
holders in reinvestment of dividends:
Class A	62,432	42,327
Class C	48,643	75,794
Class F	419,128	624,936
Institutional Class	955,620	1,951,437
Cost of shares redeemed:
Class A	(1,041,662)	(566,984)
Class C	(356,256)	(291,453)
Class F	(15,216,451)	(10,362,297)
Institutional Class	(28,002,433)	(34,070,496)

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	Six Months
	Ended
	March 31,	Year Ended
	2016	September 30,
	(Unaudited)	2015
CAPITAL SHARE TRANSACTIONS – Continued:
Redemption fees retained:
Class A	$367	$190
Class C	1	—
Institutional Class	—	101
Net increase in net assets derived
from capital share transactions	29,768,391	51,880,096
TOTAL INCREASE IN NET ASSETS	29,077,398	49,535,427
NET ASSETS:
Beginning of period	111,493,498	61,958,071
End of period	$140,570,896	$111,493,498
Accumulated net investment
income, end of period	$15,101	$9,798
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	322,246	476,611
Class C	257,708	436,097
Class F	2,786,956	3,780,29
Institutional Class	4,074,635	4,678,272
Shares issued to holders as reinvestment of dividends:
Class A	6,349	4,209
Class C	4,960	7,539
Class F	42,718	62,176
Institutional Class	97,368	193,767
Shares redeemed:
Class A	(105,866)	(56,074)
Class C	(36,482)	(28,892)
Class F	(1,547,722)	(1,030,218)
Institutional Class	(2,844,367)	(3,393,092)
Net increase in shares outstanding	3,058,503	5,130,694

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Institutional Class
			October 15,
	Six Months		2014*
	Ended		through
	March 31, 2016		September 30,
	(Unaudited)		2015
PER SHARE DATA:
Net asset value, beginning of period	$9.67		$10.00

Income from investment operations:
Net investment income	0.21		0.41
Net realized and unrealized
loss on securities	(0.25)		(0.34)
Total from investment operations	(0.04)		0.07

Less distributions:
Dividends from net investment income	(0.21)		(0.40)
Total distributions	(0.21)		(0.40)

Net asset value, end of period	$9.42		$9.67

TOTAL RETURN	-0.39	%†	0.66	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$263,096		$282,591
Ratio of expenses to average net assets:
Before advisory fee waiver	0.72	%‡	0.72%
After advisory fee waiver	0.54	%‡	0.54	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	4.33	%‡	4.26	%‡
After advisory fee waiver	4.51	%‡	4.44	%‡
Portfolio turnover rate	18	%†	70	%†

*	Commencement of operations for shares was October 15, 2014.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Class A
	Six Months				October 31,
	Ended				2012*
	March 31,		Year Ended		through
	2016		September 30,		September 30,
	(Unaudited)		2015	2014	2013
PER SHARE DATA:
Net asset value,
beginning of period	$9.91		$10.10	$10.12	$10.00

Income from
investment operations:
Net investment income	0.15		0.27	0.30	0.25
Net realized and unrealized
gain/(loss) on securities	(0.09)		(0.14)	(0.01)	0.13
Total from
investment operations	0.06		0.13	0.29	0.38

Less distributions:
Dividends from
net investment income	(0.15)		(0.30)	(0.30)	(0.26)
Dividends from
net realized gains	—		(0.02)	(0.01)	—
Total distributions	(0.15)		(0.32)	(0.31)	(0.26)

Net asset value, end of period	$9.82		$9.91	$10.10	$10.12

TOTAL RETURN	0.57	%†	1.25%	2.92%	3.79	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (thousands)	$7,002		$4,853	$658	$72
Ratio of expenses
to average net assets:
Before advisory fee waiver	1.31	%‡	1.36%	1.73%	2.34	%‡
After advisory fee waiver	0.99	%‡	1.00%	1.00%	1.00	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	2.72	%‡	2.63%	1.84%	1.56	%‡
After advisory fee waiver	3.04	%‡	2.99%	2.56%	2.90	%‡
Portfolio turnover rate	29	%†	57%	57%	78	%†

*	Commencement of operations for shares was October 31, 2012.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Class C
	Six Months			January 28,
	Ended			2014*
	March 31,		Year Ended	through
	2016		September 30,	September 30,
	(Unaudited)		2015	2014
PER SHARE DATA:
Net asset value,
beginning of period	$9.88		$10.08	$10.23

Income from
investment operations:
Net investment income	0.11		0.22	0.18
Net realized and unrealized
loss on securities	(0.08)		(0.17)	(0.14)
Total from
investment operations	0.03		0.05	0.04

Less distributions:
Dividends from
net investment income	(0.11)		(0.23)	(0.19)
Dividends from net realized gains	—		(0.02)	—
Total distributions	(0.11)		(0.25)	(0.19)

Net asset value, end of period	$9.80		$9.88	$10.08

TOTAL RETURN	0.21	%†	0.45%	0.38	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (thousands)	$8,308		$6,142	$2,086
Ratio of expenses
to average net assets:
Before advisory fee waiver	2.06	%‡	2.13%	2.49	%‡
After advisory fee waiver	1.70	%‡	1.75%	1.75	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	1.98	%‡	1.86%	1.24	%‡
After advisory fee waiver	2.34	%‡	2.24%	1.98	%‡
Portfolio turnover rate	29	%†	57%	57	%†

*	Commencement of operations for shares was January 28, 2014.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Class F
	Six Months				May 17, 2013*
	Ended				through
	March 31,		Year Ended		September 30,
	2016		September 30,		2013
	(Unaudited)		2015	2014	(Unaudited)
PER SHARE DATA:
Net asset value,
beginning of period	$9.88		$10.08	$10.11	$10.16

Income from
investment operations:
Net investment income	0.16		0.31	0.32	0.12
Net realized and unrealized
loss on securities	(0.08)		(0.17)	—	(0.04)
Total from
investment operations	0.08		0.14	0.32	0.08

Less distributions:
Dividends from
net investment income	(0.16)		(0.32)	(0.34)	(0.13)
Dividends from
net realized gains	—		(0.02)	(0.01)	—
Total distributions	(0.16)		(0.34)	(0.35)	(0.13)

Net asset value, end of period	$9.80		$9.88	$10.08	$10.11

TOTAL RETURN	0.79	%†	1.41%	3.22%	0.77	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (thousands)	$48,191		$35,917	$8,287	$10
Ratio of expenses to
average net assets:
Before advisory fee waiver	1.06	%‡	1.12%	1.55%	2.06	%‡
After advisory fee waiver	0.71	%‡	0.75%	0.75%	0.75	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	2.99	%‡	2.87%	2.64%	1.83	%‡
After advisory fee waiver	3.34	%‡	3.24%	3.44%	3.14	%‡
Portfolio turnover rate	29	%†	57%	57%	78	%†

*   Commencement of operations for shares was May 17, 2013.
†   Not Annualized.
‡   Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

Institutional Class
	Six Months				October 31,
	Ended				2012*
	March 31,		Year Ended		through
	2016		September 30,		September 30,
	(Unaudited)		2015	2014	2013
PER SHARE DATA:
Net asset value,
beginning of period	$9.89		$10.08	$10.12	$10.00

Income from
investment operations:
Net investment income	0.16		0.33	0.32	0.29
Net realized and unrealized
gain/(loss) on securities	(0.08)		(0.17)	—	0.12
Total from
investment operations	0.08		0.16	0.32	0.41

Less distributions:
Dividends from
net investment income	(0.16)		(0.33)	(0.35)	(0.29)
Dividends from
net realized gains	—		(0.02)	(0.01)	—
Total distributions	(0.16)		(0.35)	(0.36)	(0.29)

Net asset value, end of period	$9.81		$9.89	$10.08	$10.12

TOTAL RETURN	0.84	%†	1.60%	3.21%	4.12	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (thousands)	$77,071		$64,581	$50,927	$28,547
Ratio of expenses to
average net assets:
Before advisory fee waiver	0.96	%‡	1.04%	1.60%	2.00	%‡
After advisory fee waiver	0.65	%‡	0.65%	0.65%	0.65	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	3.07	%‡	2.95%	2.30%	1.83	%‡
After advisory fee waiver	3.38	%‡	3.34%	3.25%	3.18	%‡
Portfolio turnover rate	29	%†	57%	57%	78	%†

*	Commencement of operations for shares was October 31, 2012.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Shenkman Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Floating Rate High Income Fund (the “Floating Rate High Income Fund”)(each a “Fund” and collectively, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”  The Short Duration High Income Fund commenced operations on October 31, 2012. The Floating Rate High Income Fund commenced operations on October 15, 2014. The primary investment objective of the Funds is to seek a high level of current income.

Currently, the Short Duration High Income Fund offers the Class A, Class C, Class F, and Institutional Class shares.  Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.

The Floating Rate High Income Fund offers Institutional Class shares. Institutional Class shares became available for purchase on October 15, 2014. The initial purchase included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable, whereby the Fund issued 12,794,119 shares on October 15, 2014. The fair value and cost of securities, for tax purposes, received by the Fund was $127,869,966 and $129,652,584 respectively. In addition, the Fund received $1,871,223 of cash and interest receivable. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value.

Each class of shares differs principally in its respective distribution expenses and sales charges.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in on returns for the Fund’s open tax years ended 2014 and 2015 for the Short Duration High Income Fund, or expected to be taken in the Funds’ 2016 tax returns.  Each Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date.  Securities sold are determined on a specific identification process.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Each Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to that Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to the Funds are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

Securities Purchased on a When-Issued Basis – The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the Funds. At the time of settlement, the market value of the security may be more or less than the purchase price.

Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shared held for 30 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the period ended March 31, 2016 the Short Duration High Income Fund retained $367 in redemption fees.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of September 30, 2015, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Derivatives – The Funds have adopted the financial account reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s result of operations and financial position.  During the period ended March 31, 2016 the Funds did not hold any derivative instruments.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  As of September 30, 2015, The Funds’ most recent fiscal year end, the Funds made the following permanent tax adjustments on the Statement of Assets & Liabilities:

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Floating Rate High Income Fund	$(270,155)	$—	$270,155
Short Duration High
Income Fund	$ (62)	$62	$ —

NOTE 3 – SECURITIES VALUATION

   The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

   Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

   Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 EST).

   Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in Level 2 of the fair value hierarchy.

   Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and asked price.  These securities will generally be classified in Level 2 of the fair value hierarchy.

   Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

   Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

   Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

   Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of March 31, 2016, Shenkman Capital Management, Inc. (the “Advisor”) has determined that certain securities held by the Fund are considered illiquid.  See the Schedule of Investments for additional information.

   Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

   The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

   Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

   The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2016:

Floating Rate High Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan
Obligations	$—	$220,482,908	$—	$220,482,908
Corporate Bonds	—	29,424,480	—	29,424,480
Total Fixed Income	—	249,907,388	—	249,907,388
Short-Term
Investments	6,269,902	—	—	6,269,902
Total Investments	$6,269,902	$249,907,388	$—	$256,177,290

Short Duration High Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan
Obligations	$—	$19,495,384	$—	$19,495,384
Corporate Bonds	—	108,512,350	—	108,512,350
Total Fixed Income	—	128,007,734	—	128,007,734
Short-Term
Investments	9,261,645	—	—	9,261,645
Total Investments	$9,261,645	$128,007,734	$—	$137,269,379

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

   Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at March 31, 2016, the end of the reporting period.  The Fund recognized no transfers between levels. There were no Level 3 securities held in the Fund during the period ended March 31, 2016.

   In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The Funds have an investment advisory agreement with Shenkman Capital Management, Inc. pursuant to which the Advisor is responsible for providing investment management services to each Fund.  The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, Shenkman Capital Management, Inc. is entitled to a fee, computed daily and payable monthly based upon the average daily net assets of the Funds at the annual rates of:

Floating Rate High Income Fund	0.50%
Short Duration High Income Fund	0.55%

   For the period ended March 31, 2016, the Floating Rate High Income Fund and the Short Duration High Income Fund incurred $674,226 and $308,301, respectively, in advisory fees. Advisory fees payable to the Advisor at March 31, 2016 for the Floating Rate High Income Fund and the Short Duration High Income Fund were $72,285 and $20,036, respectively.  The amounts shown on the Statements of Assets and Liabilities are net amounts due to the Advisor.

   Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Funds to the extent necessary to limit the Funds’ aggregate annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, dividends in securities sold short, and extraordinary expenses) to the following amounts of the average daily net assets for each class of shares:

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

Floating Rate High Income Fund:
Institutional Class	0.54%
Short Duration High Income Fund:
Class A	1.00%
Class C	1.75%
Class F	0.75%
Institutional Class	0.65%

   Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the period ended March 31, 2016, the Advisor reduced its fees in the amount of $243,341 for the Floating Rate High Income Fund and in the amount of $184,333 for the Short Duration High Income Fund.  No amounts were reimbursed to the Advisor for either Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	2017	2018	2019	Total
Floating Rate High
Income Fund	$ —	$442,934	$243,341	$686,275
Short Duration High
Income Fund	$350,708	$345,681	$184,333	$880,722

   U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as each of the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Funds.  U.S. Bank N.A. an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the period ended March 31, 2016, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

	Floating Rate	Short Duration
	High Income Fund	High Income Fund
Administration & accounting	$171,821	$118,184
Custody	4,480	6,277
Transfer agency(a)	8,611	35,796
Chief Compliance Officer	4,513	4,513

(a) Does not include out-of-pocket expenses

   At March 31, 2016, the Funds had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	Floating Rate	Short Duration
	High Income Fund	High Income Fund
Administration & accounting	$57,747	$43,655
Custody	3,423	3,063
Transfer agency(a)	2,251	10,942
Chief Compliance Officer	1,482	1,503

(a) Does not include out-of-pocket expenses

   Quasar Distributors, LLC (the “Distributor”) acts as each of the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

   Certain officers of the Funds are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

   The Short Duration High Income Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares and up to 1.00% of the average net assets of the Fund’s Class C shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended March 31, 2016, the Short Duration High Income Fund incurred distribution expenses on their Class A and Class C shares of $6,720 and $35,343, respectively.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

NOTE 6 – SHAREHOLDER SERVICING FEE

   The Short Duration High Income Fund entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Short Duration High Income Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Class A, Class C, and Class F shares.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Short Duration High Income Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended March 31, 2016, the Class A, Class C and Class F shares of the Short Duration High Income Fund incurred $2,688, $3,534 and $18,725, respectively, in shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

   For the period ended March 31, 2016, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Floating Rate High Income Fund	$47,153,296	$61,267,286
Short Duration High Income Fund	$55,224,462	$30,821,104

   There were no purchases or sales of U.S. government obligations during the period ended March 31, 2016.

NOTE 8 – LINE OF CREDIT

   The Shenkman Short Duration High Income Fund has a $25,000,000 line of credit, and the Shenkman Floating Rate High Income Fund has a $50,000,000 line of credit.  They are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with its custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate.  During the period the Shenkman Floating Rate High Income Fund did not utilize any borrowings under the line of credit.  During the

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

period the Shenkman Short Duration High Income Fund had a maximum amount borrowed of $898,000.  The average daily balance and weighted average interest rate were $5,273 and 3.25%, respectively.  The Funds did not have a balance outstanding at March 31, 2016.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

   As of September 30, 2015, the Funds’ most recently completed fiscal period, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Shenkman	Shenkman
	Floating Rate	Short Duration
	High Income Fund	High Income Fund
Cost of investments(a)	$288,736,793	$113,097,440
Gross unrealized appreciation	1,967,844	180,857
Gross unrealized depreciation	(9,989,665)	(2,262,067)
Net unrealized appreciation	(8,021,821)	(2,081,210)
Undistributed ordinary income	47,607	9,631
Undistributed long-term
capital gain	—	—
Total distributable earnings	47,607	9,631
Other accumulated gains/(losses)	(36,124)	(565,857)
Total accumulated
earnings/(losses)	$(8,010,338)	$(2,637,436)

(a)
The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales adjustments and tax adjustments related to transfer-in-kind.

   At September 30, 2015, the Funds had tax basis capital losses to offset future gains as follows:

	Capital Loss
	Carryover	Expiration Date
Shenkman Floating Rate
High Income Fund	$36,124	No Expiration
Shenkman Short Duration
High Income Fund	—	No Expiration

   At September 30, 2015, the following funds deferred, on a tax basis, post-October losses of:

Capital Deferral
Shenkman Floating Rate High Income Fund	0
Shenkman Short Duration High Income Fund	(565,857)

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

   The tax character of distributions paid during the period ended March 31, 2016 and fiscal year ended September 30, 2015 were as follows:

Floating Rate High Income Fund
	Period Ended	Period Ended
	March 31, 2016	September 30, 2015
Ordinary income	$5,947,420	$10,798,330
Total distributions Paid	$5,947,420	$10,798,330

Short Duration High Income Fund
	Period Ended	Year Ended
	March 31, 2016	September 30, 2015
Ordinary income	$1,837,504	$3,103,936
Long Term Capital Gains	—	2,108
Total distributions Paid	$3,106,044	$3,106,044

NOTE 10 – PRINCIPAL RISKS

   Below is a summary of some, but not all, of the principal risk of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return.  The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.  The following risks apply to all Funds,

   Bank Loan Risk – A Fund’s investments in assignments of secured and unsecured bank loans may create substantial risk.  In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, a Fund will depend primarily upon the creditworthiness of the borrower, whose financial condition may be troubled or highly leveraged, for payment of principal and interest.  If a Fund does not receive scheduled interest or principal payments on such indebtedness, such Fund’s share price could be adversely affected.  A Fund may invest in loans that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loans of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested.  In addition, certain bank loans in which a Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Funds.  A Fund, as a participant in a loan, has no direct claim on the loan and would be a creditor of the lender, and not the borrower, in the event of a borrower’s insolvency or default.  Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale (i.e., more than seven days after the sale).  As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

the sale of the loans.  In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

   Credit Risk – A company may not be able to repay its debt.  The Funds invest primarily in “high yield” securities and loans (i.e., rated below Baa3 or BBB- by one or more nationally recognized statistical rating organizations or are unrated but are of comparable credit quality to obligations rated below investment-grade).  High yield securities and loans have greater credit risk than more highly rated debt obligations and have a greater possibility that an adverse change in the financial condition of the issuer or the economy may impair the ability of the issuer to make payments of principal and interest.  Bankruptcy and similar laws applicable to issuers of the high yield securities and loans may also limit the amount of a Fund’s recovery if the issuer becomes insolvent.  High yield securities and loans have historically experienced greater default rates than has been the case for investment-grade securities.

   High Yield Risk – Bonds and loans rated below BBB by S&P or Baa by Moody’s (commonly referred to as “junk bonds or loans”) typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds and loans.  Lower-rated bonds and loans also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates.  The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

   Interest Rate Risk – Bond prices generally rise when interest rates decline and decline when interest rates rise.  The longer the duration of a bond, the more a change in interest rates affects the bond’s price.  Short-term and long-term interest rates may not move the same amount and may not move in the same direction.  It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity.  Substantial redemptions from bond and other income funds may worsen that impact.  Other types of securities also may be adversely affected from an increase in interest rates.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2016 (Unaudited)

   Investment Risk – The Funds invest primarily in debt obligations issued by non-investment grade companies that may have significant risks as a result of business, financial, market or legal uncertainties.  There can be no assurance that the Advisor will correctly evaluate the nature and magnitude of the various factors that could affect the value of, and return on, a Fund’s investments.  Prices of the investments held by the Funds may be volatile, and a variety of other factors that are inherently difficult to predict, such as domestic or international economic and political developments, may significantly affect the results of a Fund’s activities and the value of its investments.

   Liquidity Risk – Low or lack of trading volume may make it difficult to sell securities held by the Funds at quoted market prices.  The Funds’ investments may at any time consist of significant amounts of securities that are thinly traded or for which no market exists.  For example, the investments held by a Fund may not be liquid in all circumstances so that, in volatile markets, the Advisor may not be able to close out a position without incurring a loss.  The foregoing risks may be accentuated when the Funds are required to liquidate positions to meet withdrawal requests.  Additionally, floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Funds need to liquidate such loans.  High yield bonds and loans generally trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which could have a negative impact on a Fund’s performance.

   Market Risk – The prices of some or all of the securities in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.  There can be no assurance that what is perceived as an investment opportunity will not, in fact, result in substantial losses. There is more risk that prices will go down for investors investing over short time horizons.

   Rule 144A Securities Risk – Rule 144A securities are purchased in transactions exempt from the registration requirements of the Securities Act of 1933, as amended, (the “Securities Act”) pursuant to Rule 144A of the Securities Act.  Rule 144A securities may only be sold to qualified institutional buyers, such as the Funds.  The market for Rule 144A securities typically is less active than the market for public securities.  Rule 144A securities carry the risk that the trading market may not continue and the Funds might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.

SHENKMAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
March 31, 2016 (Unaudited)

Shenkman Short Duration High Income Fund
Shenkman Floating Rate High Income Fund

   At a meeting held on December 2-3, 2015, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Shenkman Capital Management, Inc. (the “Advisor”) for another annual term for the Shenkman Short Duration High Income Fund and the Shenkman Floating Rate High Income Fund (each, a “Fund,” and together, the “Funds”).  At this meeting, and at a prior meeting held on October 14-15, 2015, the Board received and reviewed substantial information regarding the Funds, the Advisor, and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.	THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the

SHENKMAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2016 (Unaudited)

portfolio management delivered by the Advisor, the Board reviewed the performance of the Funds as of June 30, 2015 on both an absolute basis and in comparison to appropriate securities benchmarks and its peer funds utilizing Lipper and Morningstar classifications.  The Board noted that the Shenkman Floating Rate High Income Fund commenced operations on October 31, 2014, and therefore determined that the fund had not been operating for a sufficient period of time to meaningfully judge performance.  In reviewing the performance of the Shenkman Short Duration High Income Fund, the Board noted that the Fund was relatively new with less than three years of performance information.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Shenkman Short Duration High Income Fund may differ significantly from funds in the peer universe.  In particular, the Board took into account that many funds in the comparative peer group had significantly longer durations than the Fund.

The Board noted that the Shenkman Short Duration High Income Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for the one-year period, and below its peer group median for the since inception period.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year period, and below its peer group median for the since inception period.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the performance of the Fund was generally in line with the performance of the Advisor’s similarly managed accounts.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fees, the Board considered the level of each fee itself as well as the total fees and expenses of the Funds.  The Board reviewed information as to the fees and expenses of advisers and funds within the relevant peer funds, as well as fees charged by the Advisor for similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board also

SHENKMAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2016 (Unaudited)

took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Funds.  The Board found that the fees charged to the Funds were generally within the range of the fees charged by the Advisor to its similarly managed account clients, and to the extent fees charged to the Funds were higher than for similarly managed accounts, it was largely a reflection of the specific facts and circumstances of the separate account client, including, among other factors, the complexity of the client, assets under management (“AUM”), related accounts under management and the anticipated future AUM to be placed under management with the Advisor, and the Advisor’s greater outlay of internal resources to provide reporting, account maintenance and compliance services to the Funds.

Shenkman Short Duration High Income Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% for Class A shares, 1.75% for Class C shares, 0.75% for Class F shares, and 0.65% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio, with regard to the Institutional Class shares and Class F shares was below the peer group median and average, with regard to the Class A shares was equal to the peer group median and slightly below the peer group average, and with regard to the Class C shares was above the peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was slightly below its peer group median and average, and the same as the peer group median and slightly below the peer group average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the advisory fees received by the Advisor from the Fund were significantly below the peer group median and average.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

Shenkman Floating Rate High Income Fund:  The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 0.54% for Institutional Class shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below the peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Cap, the advisory fees received by the Advisor from the Fund were significantly below the peer group median and average.  As a result, the

SHENKMAN FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2016 (Unaudited)

Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Fund, such as Rule 12b-1 fees and shareholder servicing plan fees received from the Class A and Class C shares of the Shenkman Short Duration High Income Fund.  The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Advisor in exchange for Fund brokerage.  The Board also reviewed information indicating that although several of the Advisor’s existing advisory clients (or affiliates of such clients) have direct investments in the Funds, none of the Advisor’s separately managed accounts are invested in the Funds, and therefore the Advisor was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

   No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Shenkman Short Duration High Income Fund and the Shenkman Floating Rate High Income Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Shenkman Short Duration High Income Fund and the Shenkman Floating Rate High Income Fund would be in the best interest of each Fund and its shareholders.

SHENKMAN FUNDS

NOTICE TO SHAREHOLDERS
March 31, 2016 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2015

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2015 is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562). Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-SHENKMAN (1-855-743-6562).

Trustees and Officers

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-855-SHENKMAN (1-855-743-6562) or by visiting the Fund’s website at www.shenkmanfunds.com.

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SHENKMAN (1-855-743-6562) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

Adviser
Shenkman Capital Management, Inc.
461 Fifth Avenue, 22nd Floor
New York, NY  10017

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8635

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

SJ-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*       /s/Douglas G. Hess
Douglas G. Hess, President

Date     June 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Douglas G. Hess
Douglas G. Hess, President

Date     June 9, 2016

By (Signature and Title)*        /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     June 9, 2016

* Print the name and title of each signing officer under his or her signature.